Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Compensation And Benefits [Abstract]
Wages and salaries	$ 15,581	$ 14,751	$ 15,227
Social security costs	1,472	1,490	1,419
Post-employment benefits	949	1,132	669
Employee compensation and benefits	$ 18,002	$ 17,373	$ 17,315